SEGMENT INFORMATION (Details)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)
IfrsStatementLineItems [Line Items]
Revenue	$ 6,892	$ 53,757	$ 32,848	$ 38,324
Other income	3	26	1	1,545
Administrative expenses		6,047	4,973	3,643
Finance costs	36	283	639	663
Profit/(loss) before tax	$ 1,704	13,289	11,296	5,206
Security Related Service [Member]
IfrsStatementLineItems [Line Items]
Revenue		20,884	19,560	30,938
Cost of revenue		(1,947)	(2,585)	(2,476)
Other income		167	1	1,545
Impairment loss on trade and other receivables, net of reversal		21,755	(830)	(19,822)
Administrative expenses		(2,810)	(5,278)	(3,428)
Finance costs		142	243	219
Profit/(loss) before tax		38,191	11,111	6,976
Total assets		144,622	115,338	109,792
Total liabilities		(65,445)	(62,328)	(64,453)
Tradingoftimepieces [Member]
IfrsStatementLineItems [Line Items]
Revenue		32,873	13,288	7,386
Cost of revenue		(31,887)	(12,493)	(7,259)
Other income		332
Impairment loss on trade and other receivables, net of reversal		(22,085)	(33)
Administrative expenses		(787)	(73)	(38)
Finance costs		194	86	86
Profit/(loss) before tax		(21,360)	775	175
Total assets		48,138	25,602	20,843
Total liabilities		(71,939)	(30,224)	(27,262)
Corporates [Member]
IfrsStatementLineItems [Line Items]
Revenue
Cost of revenue
Other income		25	2,000
Impairment loss on trade and other receivables, net of reversal				(800)
Administrative expenses		(2,948)	(1,622)	(177)
Finance costs		(619)	(968)	(968)
Profit/(loss) before tax		(3,542)	(590)	(1,945)
Total assets		47,642	23,010	23,010
Total liabilities		(18,495)	(20,230)	(20,194)
Eliminations [Member]
IfrsStatementLineItems [Line Items]
Revenue
Cost of revenue
Other income		(498)	(2,000)
Impairment loss on trade and other receivables, net of reversal
Administrative expenses		498	2,000
Finance costs
Profit/(loss) before tax
Total assets		(128,122)	(53,655)	(51,377)
Total liabilities		82,102	30,646	28,366
Total [Member]
IfrsStatementLineItems [Line Items]
Revenue		53,757	32,848	38,324
Cost of revenue		(33,834)	(15,078)	(9,735)
Other income		26	1	1,545
Impairment loss on trade and other receivables, net of reversal		(330)	(863)	(20,622)
Administrative expenses		(6,047)	(4,973)	(3,643)
Finance costs		(283)	(639)	(663)
Profit/(loss) before tax		13,289	11,296	5,206
Total assets		112,280	110,295	102,268
Total liabilities		$ (73,777)	$ (82,136)	$ (83,543)